Reverse Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Final Purchase Allocation for Reverse Acquisition

The final purchase allocation for the reverse acquisition is presented in the table below:

Graymark
Assets acquired
Cash and cash equivalents	$68,170
Accounts receivable	249,333
Current assets from discontinued operations	1,360,143
Other current assets	198,976

Total current assets	1,876,622
Property and equipment	1,389,169
Intangible assets	2,733,000
Goodwill	21,864,781
Other assets	252,528
Other assets from discontinued operations	1,224,140

Total assets acquired	$29,340,240

Liabilities assumed
Accounts payable and accrued liabilities	$2,899,823
Short term debt	2,000,000
Current portion of long term debt	714,711
Current liabilities from discontinued operations	7,375,521

Total current liabilities	12,990,055
Long term debt	742,385
Other liabilities	305,969
Other liabilities from discontinued operations	1,362,957

Total liabilities assumed	15,401,366

Net assets acquired	$13,938,874

The preliminary and final purchase allocations for the reverse acquisition are as follows:

	Preliminary	Final
Cash and cash equivalents	$68,170	$68,170
Accounts receivable	249,333	249,333
Current assets from discontinued operations	1,773,471	1,360,143
Other current assets	198,977	198,976

Total current assets	2,289,951	1,876,622

Property and equipment	647,862	1,389,169
Intangible assets	3,800,000	2,733,000
Goodwill	20,847,608	21,864,781
Other assets from discontinued operations	295,542	1,224,140
Other assets	12,753	252,528

Total assets acquired	27,893,716	29,340,240

Liabilities assumed:
Accounts payable and accrued liabilities	2,501,877	2,899,823
Short term debt	2,000,000	2,000,000
Current portion of long-term debt	714,711	714,711
Current liabilities from discontinued operations	7,812,192	7,375,521

Total current liabilities	13,028,780	12,990,055
Long-term debt, net of current portion	742,385	742,385
Other liabilities from discontinued operations	174,509	305,969
Other liabilities	575,000	1,362,957

Total liabilities assumed	14,520,674	15,401,366

Net assets acquired	$13,373,042	$13,938,874

Acquisition Revenue and Earnings of Combined Entity Reverse Acquisition

The amounts of acquisition revenues and earnings included in the Company’s consolidated statements of operations for the nine months ended September 30, 2014, and the revenue and earnings of the combined entity had the reverse acquisition date for Graymark been January 1, 2013 are as follows:

	Revenue	Loss From Continuing Operations	Net Loss	Attributable to Foundation
				Net Loss	Net Loss Per Share
Actual:
From 1/1/2014 to 9/30/2014	$1,531,445	$(4,771,630)	$(3,919,625)	$(3,919,625)	$(0.23)
Supplemental Pro Forma:
From 1/1/2013 to 9/30/2013	$69,993,313	$(25,858,257)	$(18,695,228)	$(20,086,112)	$(1.58)

The amounts of acquisition revenues and earnings included in the Company’s consolidated statements of operations for the nine months ended September 30, 2014, and the revenue and earnings of the combined entity had the reverse acquisition date for Graymark been January 1, 2013 are as follows:

	Revenue	Loss From Continuing Operations	Net Loss	Attributable to Foundation
				Net Loss	Net Loss Per Share
Actual:
From 1/1/2014 to 9/30/2014	$1,531,445	$(4,771,630)	$(3,919,625)	$(3,919,625)	$(0.23)
Supplemental Pro Forma:
From 1/1/2013 to 9/30/2013	$69,993,313	$(25,858,257)	$(18,695,228)	$(20,086,112)	$(1.58)